Stock-Based Compensation - Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Restricted Stock Units Outstanding
Restricted Stock Units Outstanding (in shares) | shares	0
Restricted Stock Units granted (in shares) | shares	14,250,909
Restricted Stock Units vested (in shares) | shares	(1,466,010)
Restricted Stock Units forfeited (in shares) | shares	(195,341)
Restricted Stock Units Outstanding (in shares) | shares	12,589,558
Weighted Average Exercise Price
Weighted Average Grant Date Fair Value Per Unit (in us dollar per share) | $ / shares	$ 0
Restricted Stock Units granted (in us dollar) | $ / shares	7.55
Restricted Stock Units vested (in us dollar) | $ / shares	6.75
Restricted Stock Units forfeited (in us dollar) | $ / shares	7.62
Weighted Average Grant Date Fair Value Per Unit (in us dollar per share) | $ / shares	$ 7.64